Fair Value Measurements - Narrative (FY) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 10, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price of convertible notes (in dollars per share)	$ 11.57
Convertible notes payable		$ 0		$ 0		$ 0		$ 0
Exercise price of equity-classified broker warrants (in dollars per share)						$ 6.43
Change in fair value of warrant liability		$ (9,000)	$ (128,000)	$ (90,000)	$ 3,191,000	$ 2,919,000	$ 4,910,000
Series C Convertible Preferred Stock at Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible preferred stocks outstanding (in shares)						0		0
Convertible Preferred Stock Subject to Mandatory Redemption
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price of series C preferred stock (in dollars per share)	11.57
Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price of convertible notes (in dollars per share)	$ 11.57